--------------------------------------------------------------------------------
| BAILLIE GIFFORD INTERNATIONAL
| EQUITY FUND
| Semi-Annual Report
| June 30, 2001

INDUSTRY DIVERSIFICATION
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

                                                                      % OF TOTAL
                                                    US$ VALUE         NET ASSETS
                                                  ------------        ----------

Automobiles                                       $  6,194,997            1.4%
Banks                                               57,293,176           13.3
Beverages                                            8,176,772            1.9
Chemicals                                           21,883,082            5.1
Construction & Building Materials                    9,684,322            2.3
Corporate Convertibles                               2,884,782            0.7
Distributors                                         3,729,712            0.9
Diversified Industrials                              9,035,410            2.1
Electricity                                          1,330,786            0.3
Electronic & Electrical Equipment                   36,222,126            8.4
Engineering & Machinery                              6,471,614            1.5
Food & Drug Retailers                                2,246,837            0.5
Food Producers & Processors                          7,697,626            1.8
Information Technology Hardware                     23,280,004            5.4
Insurance                                           31,182,558            7.3
Life Assurance                                       4,381,803            1.0
Media & Photography                                 12,104,492            2.8
Mining                                               2,976,269            0.7
Oil & Gas                                           32,541,820            7.6
Open-Ended Investment Cos                           14,113,344            3.3
Personal Care & Household Products                   4,275,176            1.0
Pharmaceuticals                                     35,652,899            8.3
Real Estate                                          4,870,896            1.1
Restaurants, Pubs & Breweries                        1,169,453            0.3
Retailers-General                                    9,341,400            2.2
Software & Computer Technology                       9,069,348            2.1
Specialty & Other Finance                           20,012,104            4.7
Support Services                                     3,395,296            0.8
Telecommunications Services                         22,517,257            5.2
Tobacco                                              6,232,879            1.5
Transportation                                       9,191,354            2.1
                                                  ------------          -----

Total Value of Investments                         419,159,594           97.6%
Other assets less liabilities                       10,568,728            2.4%
                                                  ------------          -----
Net Assets                                        $429,728,322          100.0%
                                                  ============          =====

PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                              SHARES         U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 93.6%
AUSTRALIA - 4.0%
BHP Billiton, Ltd.                                   563,772         $ 2,976,269
Brambles Industries, Ltd.                            160,000           3,902,241
Foster's Brewing Group, Ltd.                         420,000           1,169,453
National Australia Bank, Ltd.                        245,800           4,377,715
The News Corp., Ltd.                                 276,500           2,531,504
Woolworths, Ltd.                                     402,000           2,246,837
                                                                     -----------
                                                                      17,204,019
                                                                     -----------
BELGIUM - 1.0%
Interbrew (a)                                        155,170           4,151,178
                                                                     -----------

DENMARK - 0.8%
Novo Nordisk A/S, Class B                             82,215           3,636,756
                                                                     -----------

FINLAND - 1.2%
Nokia Oyj                                            233,800           5,298,701
                                                                     -----------

FRANCE - 11.0%
Aventis SA                                           131,070          10,463,851
AXA                                                  183,160           5,217,858
BNP Paribas SA                                        48,520           4,222,702
Legrand SA                                            17,220           3,288,886
Orange SA (a)                                        574,300           4,667,525
Publicis Groupe SA                                   149,410           3,617,614
TotalFinaElf SA                                      114,210          15,992,494
                                                                     -----------
                                                                      47,470,930
                                                                     -----------
GERMANY - 6.8%
Deutsche Bank AG                                     108,880           7,779,777
Deutsche Boerse AG                                    77,200           2,712,326
Epcos AG                                              78,220           4,238,131
Gehe AG                                               62,940           2,451,101
MLP AG - Vorzug                                       49,670           5,466,559
SAP AG                                                46,730           6,444,562
                                                                     -----------
                                                                      29,092,456
                                                                     -----------
HONG KONG - 2.7%
Bank of East Asia, Ltd.                              537,600           1,247,524
Cheung Kong (Holdings), Ltd.                         323,000           3,519,917
China Mobile (Hong Kong), Ltd. (a)                   214,000           1,130,373
Hongkong Electric Holdings, Ltd.                     346,000           1,330,786
Hutchison Whampoa, Ltd.                              237,000           2,392,819
Legend Holdings, Ltd.                              1,130,000             633,822
Sun Hung Kai Properties, Ltd.                        150,000           1,350,979
                                                                     -----------
                                                                      11,606,220
                                                                     -----------
IRELAND - 1.3%
CRH Plc                                              338,360           5,757,735
                                                                     -----------

PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                              SHARES         U.S. $ VALUE
--------------------------------------------------------------------------------
ITALY - 4.7%
Brisa - Auto Estradas de Portugal SA                 624,750         $ 5,289,113
Riunione Adriatica di Sicurta SpA                    436,980           5,371,613
San Paolo - IMI SpA                                  477,880           6,125,214
Telecom Italia Mobile SpA                            648,890           3,307,076
                                                                     -----------
                                                                      20,093,016
                                                                     -----------
JAPAN - 22.4%
Anritsu Corp.                                        271,000           4,095,855
Canon, Inc.                                          154,000           6,223,220
Fast Retailing Co., Ltd.                              38,800           6,750,802
Fuji Photo Film Co., Ltd.                            141,000           6,082,264
Hirose Electric Co., Ltd.                             30,500           2,323,204
Hitachi, Ltd.                                        705,000           6,924,511
Kao Corp.                                            172,000           4,275,176
Kyocera Corp.                                         39,300           3,466,164
Mitsubishi Heavy Industries, Ltd.                  1,456,000           6,642,591
Nippon Electric Glass Co., Ltd.                      195,000           2,764,272
NTT DoCoMo, Inc. (a)                                     170           2,957,826
Promise Co., Ltd.                                     71,900           5,926,331
Rohm Co., Ltd.                                        30,000           4,661,642
SMC Corp.                                             25,200           2,697,402
Sumitomo Chemical Co., Ltd.                        1,400,000           6,319,756
Takeda Chemical Industries, Ltd.                     149,000           6,929,121
The Nomura Securities Co., Ltd.                      352,000           6,745,350
The Sumitomo Marine and Fire Insurance Co., Ltd.     440,000           2,458,948
Toyota Motor Corp.                                   176,000           6,194,997
UFJ Holdings, Inc.                                       378           2,033,659
                                                                     -----------
                                                                      96,473,091
                                                                     -----------
NETHERLANDS - 4.4%
Akzo Nobel NV                                        120,470           5,099,475
ASML Holding NV (a)                                  256,900           5,761,328
Koninklijke (Royal) Philips Electronics NV (a)       141,100           3,740,130
Verenigde Nederlandse Uitgeversbedrijven NV (a)      123,350           4,177,108
                                                                     -----------
                                                                      18,778,041
                                                                     -----------
PORTUGAL - 0.6%
Portugal Telecom, SGPS SA                            352,002           2,455,551
                                                                     -----------

SINGAPORE - 0.4%
Singapore Press Holdings, Ltd.                       162,000           1,778,266
                                                                     -----------

SPAIN - 2.0%
Banco Santander Central Hispano SA                   615,640           5,576,827
Telefonica SA                                        239,420           2,951,198
                                                                     -----------
                                                                       8,528,025
                                                                     -----------
SWEDEN - 0.9%
Atlas Copco AB, Class B                              194,710           3,774,212
                                                                     -----------

PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                              SHARES         U.S. $ VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 8.7%
Adecco SA                                             72,140         $ 3,395,296
Credit Suisse Group                                   36,589           6,015,048
Holcim, Ltd., Class B                                  8,335           1,697,140
Nestle SA                                             27,260           5,793,224
Novartis AG (a)                                      223,069           8,072,678
Swiss Re                                               4,815           9,621,964
The Swatch Group AG, Class B                           2,587           2,590,598
                                                                     -----------
                                                                      37,185,948
                                                                     -----------
UNITED KINGDOM - 20.7%
Amvescap Plc                                         268,000           4,628,097
AstraZeneca Plc                                       82,000           3,820,363
Barclays Plc                                         141,000           4,322,599
BP Plc                                             1,291,000          10,611,581
CGNU Plc                                             204,000           2,811,419
CMG Plc. (a)                                         326,000           1,424,617
Compass Group Plc                                    238,000           1,904,402
Diageo Plc                                           367,000           4,025,594
Electrocomponents Plc                                169,000           1,278,611
Enterprise Oil Plc                                   350,000           2,911,335
GlaxoSmithKline Plc                                  469,112          13,193,981
Halifax Group Plc                                    190,000           2,196,316
Hanson Plc                                           304,000           2,229,447
HSBC Holdings Plc                                    447,000           5,295,985
Imperial Tobacco Group Plc                           534,000           6,232,879
Lloyds TSB Group Plc                                 325,000           3,251,828
Prudential Plc                                       130,000           1,570,384
Royal Bank of Scotland Group Plc                     220,000           4,847,982
Royal & Sun Alliance Insurance Group Plc             405,000           3,045,616
Shell Transport & Trading Co. Plc                    366,000           3,026,410
The Sage Group Plc                                   336,000           1,200,169
Vodafone Group Plc                                 2,279,000           5,047,708
                                                                     -----------
                                                                      88,877,323
                                                                     -----------

TOTAL COMMON STOCKS                                                  -----------
  (cost $455,288,165)                                                402,161,468
                                                                     -----------

MUTUAL FUNDS - 3.3%
UNITED KINGDOM - 3.3%
Baillie Gifford Japanese Smaller Cos. Fund           684,931          10,132,856
Baillie Gifford Pacific Fund                       2,525,000           3,980,488
                                                                     -----------
                                                                      14,113,344
                                                                     -----------

TOTAL MUTUAL FUNDS
  (cost $16,072,622)                                                  14,113,344
                                                                     -----------

PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------


PREFERRED STOCKS - 0.7%
JAPAN - 0.7%
Sanwa International Financial Bermuda Trust, 1.25%
  (cost $4,300,246)                                   402,000,000      2,884,782
                                                                     -----------

TOTAL INVESTMENTS - 97.6%
  (cost $475,661,033)                                               $419,159,594
Other assets less liabilities - 2.4%                                  10,568,728
                                                                    ------------
NET ASSETS - 100%                                                   $429,728,322
                                                                    ============

(a) Non-income producing security.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (cost $475,661,033)                      $ 419,159,594
   Cash                                                                 936,217
   Foreign cash, at value (cost $12,788,575)                         12,667,950
   Dividends and interest receivable                                    540,898
   Receivable for investments sold                                       15,964
                                                                  -------------

   Total Assets                                                     433,320,623
                                                                  -------------

LIABILITIES
   Payable for investments purchased                                  3,033,318
   Payable for currency purchased                                         1,375
   Advisory fee payable                                                 395,497
   Service fee payable                                                   55,523
   Other payables                                                       106,588
                                                                  -------------

   Total Liabilities                                                  3,592,301
                                                                  -------------

NET ASSETS                                                        $ 429,728,322
                                                                  =============


COMPOSITION OF NET ASSETS
   Paid-in capital                                                $ 663,372,219
   Accumulated net investment income                                  2,387,842
   Accumulated net realized loss on investments and
     foreign currency transactions                                 (179,443,475)
   Net unrealized depreciation on investments and
     foreign currency denominated assets and liabilities            (56,588,264)
                                                                  -------------
                                                                  $ 429,728,322
                                                                  =============


NET ASSET VALUE, PER SHARE
   ($429,728,322 / 76,742,289 Class III shares outstanding)       $        5.60
                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 2001 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $748,398)           $  4,158,859
   Interest                                                             250,054
                                                                   ------------
      TOTAL INVESTMENT INCOME                                         4,408,913
                                                                   ------------

EXPENSES
   Advisory fee                                                         788,977
   Service fee                                                          112,711
   Fund Accounting                                                       78,490
   Professional fees                                                     16,819
   Transfer Agency                                                        5,606
   Other                                                                 33,638
                                                                   ------------
      TOTAL EXPENSES                                                  1,036,241
                                                                   ------------
      NET INVESTMENT INCOME                                           3,372,672
                                                                   ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                      (23,056,183)
  Net realized loss on foreign currency transactions                   (203,290)
                                                                   ------------
                                                                    (23,259,473)
                                                                   ------------
  Increase in unrealized depreciation on:
       Investments                                                  (40,951,119)
       Foreign currency denominated assets and liabilities             (985,548)
                                                                   ------------
                                                                    (41,936,667)
                                                                   ------------
  Net realized and unrealized loss on investments and
     foreign currency transactions                                  (65,196,140)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(61,823,468)
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
                                       BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED   PERIOD ENDED
                                                 JUNE 30, 2001     DECEMBER 31,
                                                  (UNAUDITED)        2000 (A)
                                                 -------------    -------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment income (loss)                  $   3,372,672    $      (3,061)
   Net realized loss on investments and
      foreign currency transactions                (23,259,473)      (3,026,175)
   Increase in unrealized depreciation on
      investments and foreign currency
      denominated assets and liabilities           (41,936,667)     (14,651,597)
                                                 -------------    -------------
   Net decrease in net assets from operations      (61,823,468)     (17,680,833)
                                                 -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:              (981,769)              --
   Distributions from capital gains:              (153,157,827)              --
                                                 -------------    -------------
                                                  (154,139,596)              --
                                                 -------------    -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase                                    154,139,577      509,232,642
                                                 -------------    -------------
   Increase (decrease) in Net Assets               (61,823,487)     491,551,809

NET ASSETS
  Beginning of period                              491,551,809               --
                                                 -------------    -------------
  End of period                                  $ 429,728,322    $ 491,551,809
                                                 =============    =============



(A)  COMMENCEMENT OF OPERATIONS, NOVEMBER 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 For the Period
                                                                  November 1,
                                                                    2000 (a)
                                              Six Months Ended       through
                                                June 30, 2001     December 31,
                                                 (Unaudited)          2000
                                              =================================
Net asset value, beginning of period            $      9.65       $     10.00
                                              ---------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.06                --
Net realized and unrealized loss
  on investments and foreign
  currency transactions                               (1.08)            (0.35)
                                              ---------------------------------
Net decrease in net asset
  value from investment operations                    (1.02)            (0.35)
                                              ---------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHODERS
Dividends from net investment income                  (0.02)               --
Distributions from capital gains                      (3.01)               --
                                              ---------------------------------
  Total Dividends and Distributions                   (3.03)               --
                                              ---------------------------------
Net asset value, end of period                  $      5.60       $      9.65
                                              =================================

TOTAL RETURN
Total investment return based on net
  asset value (b)                                    (12.55%)           (3.50%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                               $   429,728       $   491,552
Ratio of expenses to average
  net assets                                           0.46%             0.69%*
Ratio of net investment income
  to average net assets                                1.49%             0.00%*
Portfolio turnover rate                                  23%                6%


*     Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

NOTES TO FINANCIAL STATEMENTS
June 31, 2001 (unaudited)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

     Baillie Gifford International Equity Fund, (the "Fund") is a series of Baillie Gifford Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At June 30, 2001 all shares issued and outstanding were Class III shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

     Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase Agreements are carried at cost which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

     The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

     Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

TAXES

     The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required.

     Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the Fund's policy is to distribute net investment income and net capital gains once a year. This policy is, however, subject to change at any time by the Fund's Board of Trustees.

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

     The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Fund are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

     Under the Investment Advisory Agreement, the Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets. For the six months ended June 30, 2001, the Fund accrued $395,497 in Investment Advisory Fees.

     The Fund has adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Manager receives a fee at the annualized rate of 0.05% of the Fund's average daily net assets attributable to Class III shares. For the six months ended June 30, 2001 the Fund accrued $55,523 in Shareholder Servicing Fees.

NOTE C -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                                    $101,838,954


Sales
     Stocks and debt obligations                                    $100,412,272


The gross unrealized appreciation and (depreciation) at June 31, 2001 is as follows:

Gross Appreciation                                                 $ 11,397,377
Gross Depreciation                                                  (67,898,816)
                                                                   ------------
     Net Unrealized Depreciation                                   $(56,501,439)
                                                                   ============

     The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

     A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements at the Fund's net equity as measured by the difference between the forward exchange rate at the reporting date and the forward exchange rate on the date the contract is entered into. At June 30, 2001, the Fund did not have any forward contracts outstanding.


NOTE D -- REPURCHASE AGREEMENTS

     Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested.


NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST


                                                    For the Six Months
                                                   Ended June 31, 2001
                                                       (unaudited)
                                            -----------------------------------
                                                Shares              Amount
                                            ---------------     ---------------



Shares repurchased                            25,819,025         $154,139,577
                                            ---------------     ---------------

Net increase                                  25,819,025        $154,139,577
                                            ===============     ===============

At June 30, 2001, 100% of the total shares outstanding were held by one record shareholder.